Property, plant and equipment (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 04, 2019 USD ($)	Aug. 31, 2019 USD ($) item shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Gain (loss) on sale			$ 3,288	$ (177)
Mt Dora, Florida cultivation and processing facility
Disclosure of detailed information about property, plant and equipment [line items]
Gain (loss) on sale	$ (557)
PSA
Disclosure of detailed information about property, plant and equipment [line items]
Gain (loss) on sale		$ 693
Freehold | PSA
Disclosure of detailed information about property, plant and equipment [line items]
Number of buildings sold | item		7
Term of lease		10 years
Proceeds from sale		$ 25,245
Shares received | shares		311,991
Shares received, value		$ 2,836
Building and improvements | Mt Dora, Florida cultivation and processing facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale	26,700
Construction in progress | Mt Dora, Florida cultivation and processing facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale	$ 14,800